SCHEDULE OF PROFORMA FOR BUSINESS ACQUISITION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 1,355,350	$ 732,415	$ 1,143,606
Net income (loss)	$ (3,555,172)	$ (488,535)	$ (166,533)
Net income (loss) per share	$ (0.12)	$ (0.02)	$ (0.01)